Supplemental Cash Flow Disclosures - Summary of Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash provided by (used in):
Accounts receivable	$ 7,328	$ (2,037)	$ (19,625)
Biological assets	3,829	13,789	19,328
Inventory	(18,318)	(12,315)	(57,977)
Prepaid expenses and deposits	(3,922)	2,280	(7,213)
Investments	(402)
Property, plant and equipment	22
Accounts payable and accrued liabilities	9,665	(20,793)	27,819
Convertible notes			(152)
Changes in non cash working capital	(1,798)	(19,076)	(37,820)
Changes in non-cash working capital relating to:
Operating	(1,534)	(5,259)	(41,626)
Investing	(612)	(11,319)	1,659
Financing	348	(2,498)	2,147
Changes in non cash working capital	$ (1,798)	(19,076)	(37,820)
Cash interest paid		$ 6,094	$ 13,753